Property and Equipment (Tables)	12 Months Ended
Feb. 24, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consisted of the following (in millions):

	February 24, 2018	February 25, 2017
Land	$2,624.7	$2,782.5
Buildings	5,407.9	5,637.7
Property under construction	579.3	550.7
Leasehold improvements	1,367.5	1,278.8
Fixtures and equipment	4,488.9	3,737.5
Buildings under capital leases	1,037.1	1,052.7
Total property and equipment	15,505.4	15,039.9

Accumulated depreciation and amortization	(4,735.1)	(3,528.1)
Total property and equipment, net	$10,770.3	$11,511.8